INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2021	2020	2019
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$333,280	$303,056	$289,756
Inventory provision	16,952	16,087	—
Net operating loss carry-forward	690,882	539,354	159,219
Less: valuation allowance	(687,654)	(133,885)	(159,219)
Total	$353,460	$724,612	$289,756

Schedule of income taxes attributed to continuing operations

Income taxes for the years ended September 30, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2021	2020	2019
Current	$(958,210)	$(1,021,565)	$250,186
Deferred	406,064	(406,637)	(1,958)
Total	$(552,146)	$(1,428,202)	$248,228

Schedule of income tax reconciliation

	For the year ended September 30,
	2021	2020	2019
Income before taxes excluded the amounts of loss incurring entities	$—	$—	8,979,640
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	—	—	1,346,946
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction	—	—	(163,357)
Tax effect of deferred tax recognized	406,064	(406,637)	(1,958)
Tax effect of non-deductible expenses	—	—	18,307
Change in unrecognized tax benefits	(958,210)	(1,021,565)	(951,710)
Income tax expense (recovery)	$(552,146)	$(1,428,202)	248,228

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2021	2020	2019
Balance at beginning period	$3,188,615	$4,176,537	$4,098,783
Addition for tax positions of the current year	(37,407)	(154,041)	993,194
Lapse of statute of limitations	(967,698)	(1,054,163)	(915,440)
Effect of exchange rate changes	171,322	220,281	—
Balance at ending period	$2,354,832	$3,188,615	$4,176,537